Subsequent Events (Unaudited) (Details) $ in Thousands	Apr. 01, 2026 USD ($)
Subsequent Event [Member] | Honeywell Puerto Rico Savings Plan [Member]
Subsequent Events [Abstract]
Transfer of plan assets	$ 83,125